Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 974	$ 2,863
Accounts receivable	6,165	5,439
Inventories	2,804	2,564
Prepaid expenses and other	220	278
Total current assets	10,163	11,144
Investments	1,850	399
Fixed assets, net	7,022	5,948
Intangible assets, net	621	169
Goodwill	1,923	1,344
Deferred tax assets	268	271
Other assets	719	412
Consolidated total assets	22,566	19,687
Current liabilities
Short-term borrowings	623	25
Accounts payable	5,430	4,746
Accrued salaries and wages	768	660
Other accrued liabilities	1,639	1,512
Income taxes payable	96	122
Long-term debt due within one year	139	211
Total current liability	8,695	7,276
Long-term debt	2,394	2,327
Long-term employee benefit liabilities	667	504
Other long-term liabilities	298	331
Deferred tax liabilities	293	132
Total liability	12,347	10,570
Shareholders' equity
Common Shares [issued: 382,252,522; 2015 - 402,264,201]	3,796	3,942
Contributed surplus	105	107
Retained earnings	7,318	6,387
Accumulated other comprehensive loss	(1,451)	(1,470)
Stockholders equity attributable to Magna International Inc	9,768	8,966
Non-controlling interests	451	151
Total stockholder's equity	10,219	9,117
Total liability and stockholders' equity	$ 22,566	$ 19,687